SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Emerging Markets Fixed Income Fund
Effective on or about May 25, 2018, the prospectus is supplemented as follows:
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.
Nicolas Schlotthauer, CEFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2017.
Joergen Hartmann, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2018.
Roland Gabert, Vice President. Portfolio Manager of the fund. Began managing the fund in 2018.
The following information replaces the existing similar disclosure relating to the fund contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of the fund’s prospectus:
Nicolas Schlotthauer, CEFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2017.
■	Joined DWS in 2004 with four years of industry experience. Prior to joining, he served as a Currency Strategist at Deka Investments. Previously, he worked as a Senior Economist for Emerging Markets at DekaBank.
■	Head of Emerging Markets Fixed Income: Frankfurt.
■	Master's Degree (“Diplom-Volkswirt”) and PhD (“Dr. rer.pol.”) in Economics, Julius Maximilian University of Wuerzburg.
Joergen Hartmann, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2018.
■	Joined DWS in 2004. Prior to his current role, he served as a member of the DB Real Estate Group.
■	Senior Emerging Markets Fixed Income Portfolio Manager: Frankfurt.
■	Diplom-Betriebswirt (German Business Administration Master‘s Degree), Goethe University Frankfurt.
Roland Gabert, Vice President. Portfolio Manager of the fund. Began managing the fund in 2018.
■	Joined DWS in 2007. Prior to his current role, he served as a member of the currency team, with focus on emerging markets currencies. Before joining, he worked as an equity trader in international execution at BHF-Bank.
■	Emerging Markets Fixed Income Portfolio Manager: Frankfurt.
■	Completed Bank Training Program (“Bankkaufmann”) at BHF-Bank; Master’s Degree (”Diplom-Betriebswirt“) and MSc in Business Economics, Frankfurt University of Applied Sciences.

Please Retain This Supplement for Future Reference

May 21, 2018
PROSTKR-1025